Annual Fund Operating Expenses - THE GABELLI DIVIDEND GROWTH FUND	Apr. 30, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
THE GABELLI DIVIDEND GROWTH FUND CLASS AAA
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.69%
Acquired Fund Fees and Expenses	0.06%
Expenses (as a percentage of Assets)	1.94%	[1]
Fee Waiver or Reimbursement	0.00%	[1]
Net Expenses (as a percentage of Assets)	2.00%	[1]
THE GABELLI DIVIDEND GROWTH FUND CLASS A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.69%
Acquired Fund Fees and Expenses	0.06%
Expenses (as a percentage of Assets)	1.94%	[1]
Fee Waiver or Reimbursement	0.00%	[1]
Net Expenses (as a percentage of Assets)	2.00%	[1]
THE GABELLI DIVIDEND GROWTH FUND CLASS C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.69%
Acquired Fund Fees and Expenses	0.06%
Expenses (as a percentage of Assets)	2.69%	[1]
Fee Waiver or Reimbursement	0.00%	[1]
Net Expenses (as a percentage of Assets)	2.75%	[1]
THE GABELLI DIVIDEND GROWTH FUND CLASS I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.69%
Acquired Fund Fees and Expenses	0.00%
Expenses (as a percentage of Assets)	1.69%	[1]
Fee Waiver or Reimbursement	(0.69%)	[1]
Net Expenses (as a percentage of Assets)	1.00%	[1]

[1]	The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than an annual rate of 2.00%, 2.00%, 2.75%, and 1.00% for Class AAA, Class A, Class C, and Class I shares, respectively. Under this same arrangement, the Fund has also agreed, during the two year period following the year of any such waiver or reimbursement by the Adviser, to repay such amount, but only to the extent the Fund’s adjusted Total Annual Fund Operating Expenses would not exceed an annual rate of 2.00%, 2.00%, 2.75%, and 1.00% for Class AAA, Class A, Class C, and Class I shares, respectively, after giving effect to the repayments. This arrangement is in effect through April 30, 2027, and may be terminated only by the Board of Directors of the Fund (the “Board”) before such time. The Fund will carry forward any fees and expenses in excess of the expense limitation and repay the Adviser such amount provided the Fund is able to do so without exceeding the lesser of (1) the expense limit in effect at the time of the waiver or reimbursement, as applicable, or (2) the expense limit in effect at the time of recoupment after giving effect to the repayment.